ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Aug. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES	NOTE 12 - ACCOUNTS PAYABLE AND ACCRUED EXPENSES:
	Year ended
	August 31,
	2012	2011

Service providers	$580,714	$339,052
Payroll and related expenses	16,459	36,486
	$597,173	$375,538